UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 07/31/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock                                                              BLACKROCK
Equity Dividend Fund

ANNUAL REPORT | JULY 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Information ....................................................     7
Financial Statements:
    Schedule of Investments ..............................................     8
    Statement of Assets and Liabilities ..................................    11
    Statement of Operations ..............................................    12
    Statements of Changes in Net Assets ..................................    13
Financial Highlights .....................................................    14
Notes to Financial Statements ............................................    17
Report of Independent Registered Public Accounting Firm ..................    23
Important Tax Information (Unaudited) ....................................    23
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ....    24
Officers and Trustees ....................................................    28
Additional Information ...................................................    32
Mutual Fund Family .......................................................    35


2            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

A Letter to Shareholders

Dear Shareholder

For more than a year, investors have been besieged by a weak housing market, the bursting of the credit bubble that has troubled the financial sector, and surging food and oil prices, which have stoked inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the "Fed") has been aggressive in its attempts to stimulate economic growth and stabilize financial markets. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. However, the end of the period saw a pause in Fed action; the central bank held the target rate steady at 2.0% as it attempted to balance weak growth and inflationary pressures.

The Fed's bold response to the financial crisis helped mitigate credit stress and investor anxiety, albeit temporarily. U.S. equity markets sank sharply over the reporting period, notwithstanding a brief rally in the spring and another in mid-summer, and international markets followed suit.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), as the broader flight-to-quality theme persisted. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged. Meanwhile, tax-exempt issues underperformed their taxable counterparts, as problems among municipal bond insurers and the failure in the market for auction rate securities continued to pressure the group.

Overall, the major benchmark indexes generated results that reflected heightened risk aversion:

Total Returns as of July 31, 2008                                                        6-month   12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                            (7.08)%   (11.09)%
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              0.86      (6.71)
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        (5.04)    (12.19)
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                      (0.63)      6.15
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           (0.85)      2.83
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      (0.80)      0.52
-----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.
You cannot invest directly in an index.

Shortly before this shareholder report mailing, the investment landscape was dramatically altered as the ongoing credit crisis intensified, resulting in a widespread breakdown in the financial services sector and unprecedented government intervention. Through periods of market turbulence, as ever, BlackRock's full resources are dedicated to the management of our clients' assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o In an acutely challenging environment for equities, Fund returns outpaced those of the broad-market S&P 500 Index and the Russell 1000 Value Index.

      What factors influenced performance?

o During the annual period, our relative outperformance in seven sectors plus the benefit of our cash holdings -- which we maintain in preparation for reinvestment in financials, when appropriate -- afforded us strong, broad, balanced outperformance over both our style benchmark and the S&P
      500. The strong flow of funds into the portfolio has amply increased cash, whereby management will not need to liquidate existing positions in order to make purchases. This benefit in down markets will show in an ability to react and re-position more quickly and at lower average cost bases for our holdings, which can help generate outperformance in current and near-term markets.

o The majority of the Fund's outperformance over the year was attributable to the following strategies: an underweight and stock selection in the financials sector, where most stocks were weak; an overweight in the materials sector, particularly mining companies (BHP Billiton Ltd. and Rio Tinto Ltd.), which outperformed due to strong growth in global demand for metals; and, stock selection in information technology (Hewlett-Packard Co., International Business Machines Corp., Intel Corp. and Microsoft Corp.) and telecommunication services (AT&T Inc., BCE, Inc. and Manitoba Telecom Services, Inc.).

o Underperformance versus the benchmark was largely due to the Fund's underweight in the health care sector, which proved to be a more defensive segment during the period. Stock selection in consumer staples (Unilever NV, Diageo Plc, Clorox Co. and Kimberly-Clark Corp.) and industrials (Rockwell Automation, Inc., 3M Co., General Electric Co. and United Technologies Corp.) also hampered comparative results.

      Describe recent portfolio activity.

o The Fund typically has low turnover, consistent with our philosophy and process. As such, changes to the portfolio during the annual period were minimal. The Fund is currently positioned to benefit from global growth, industrialization and urbanization, as well as supply/demand imbalances that characterize many of the world's natural resource, materials and mining markets. Management identifies investment scenarios around the world that are constrained by inexorable demand growth and met with limited supply. This has been, and will continue to be, central to the team's investment thesis.

      Describe Fund positioning at period-end.

o As of July 31, 2008, the Fund maintained overweight positions in the energy, industrials, materials and utilities sectors, and was underweight in the U.S. consumer and financials. Management held these views for several reasons, including the uncertainty in financial markets and on corporate balance sheets and the credit crisis that permeated several levels of the U.S. economy. The Fund was near-market weight in information technology and health care. Notably, the underweight position in financials was not slated to expand further as of this writing, and the team is actively seeking investments in the sector.

o Fund turnover remains exceptionally low (around 2%), reflecting our view that constrained capacity and supply/demand imbalances will lead to pricing power and ultimately, future earnings in those sectors in which the Fund is overweight.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                               Actual                                               Hypothetical 2
                       ------------------------------------------------------   ----------------------------------------------------
                           Beginning         Ending                                 Beginning        Ending
                         Account Value    Account Value      Expenses Paid        Account Value   Account Value     Expenses Paid
                       February 1, 2008   July 31, 2008   During the Period 1   February 1, 2008  July 31, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional ........      $1,000           $965.60             $3.67             $1,000          $1,021.17           $3.77
Service ..............      $1,000           $963.60             $4.88             $1,000          $1,019.93           $5.02
Investor A ...........      $1,000           $964.00             $5.03             $1,000          $1,019.78           $5.17
Investor B ...........      $1,000           $960.00             $8.82             $1,000          $1,015.90           $9.07
Investor C ...........      $1,000           $960.50             $8.63             $1,000          $1,016.10           $8.87
Class R ..............      $1,000           $962.30             $6.59             $1,000          $1,018.19           $6.77
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.75% for Institutional, 1.00% for Service, 1.03% for Investor A, 1.81% for Investor B, 1.77% for Investor C and 1.35% for Class
      R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the S&P 500(R) Index and the Russell 1000(R) Value Index. Values are from July 1998 to July 2008:

            Institutional        Investor A        S&P 500(R)    Russell 1000(R)
              Shares(1,2)       Shares(1,2)          Index(3)     Value Index(4)
7/98              $10,000            $9,475           $10,000            $10,000
7/99              $11,415           $10,790           $12,020            $11,499
7/00              $10,909           $10,285           $13,099            $10,924
7/01              $12,052           $11,325           $11,222            $11,879
7/02              $10,894           $10,218            $8,571             $9,831
7/03              $11,545           $10,802            $9,483            $10,888
7/04              $13,699           $12,777           $10,732            $12,812
7/05              $16,682           $15,525           $12,240            $15,251
7/06              $19,132           $17,764           $12,898            $17,019
7/07              $22,514           $20,846           $14,979            $19,312
7/08              $21,689           $20,026           $13,317            $16,387

(1) Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
(2) The Fund invests primarily in companies with a continuous record of paying dividends.
(3) This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.
(4) This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Russell 1000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended July 31, 2008

                                                                                        Average Annual Total Returns 1
                                                                         -----------------------------------------------------------
                                                                                1 Year              5 Years            10 Years
                                                                         ------------------   ------------------  ------------------
                                          Standardized      6-Month      w/o sales  w/sales   w/o sales  w/sales  w/o sales  w/sales
                                          30-Day Yields  Total Returns    charge    charge     charge    charge    charge    charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...........................     2.15%           (3.44)%      (3.67)%     --      13.44%        --     8.05%       --
Service .................................     1.80            (3.64)       (3.93)      --      13.14         --     7.77        --
Investor A ..............................     1.78            (3.60)       (3.94)   (8.98)%    13.14      11.93%    7.77      7.19%
Investor B ..............................     1.12            (4.00)       (4.75)   (8.94)     12.27      12.02     7.10      7.10
Investor C ..............................     1.16            (3.95)       (4.67)   (5.60)     12.29      12.29     6.95      6.95
Class R .................................     1.53            (3.77)       (4.26)      --      12.88         --     7.58        --
S&P 500 Index ...........................       --            (7.08)      (11.09)      --       7.03         --     2.91        --
Russell 1000 Value Index ................       --           (10.29)      (15.15)      --       8.52         --     5.06        --
------------------------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on February 1, 2008 and held through July 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Portfolio Information

As of July 31, 2008

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. .......................................................     3%
BHP Billiton Ltd. .......................................................     3
JPMorgan Chase & Co. ....................................................     2
Chevron Corp. ...........................................................     2
Rio Tinto Ltd. ..........................................................     2
AT&T Inc. ...............................................................     2
Total SA ................................................................     2
General Electric Co. ....................................................     2
Bank of America Corp. ...................................................     2
Raytheon Co. ............................................................     2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .............................................    16%
Metals & Mining .........................................................     8
Aerospace & Defense .....................................................     5
Diversified Financial Services ..........................................     5
Electric Utilities ......................................................     5
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

Industry Classification as a Percent of Long-Term Investments as of July 31,
2008

Below is a pie chart depicting Industry Classification as a Percent of Long-Term Investments as of July 31, 2008:

Energy ..................................................................    20%
Financials ..............................................................    15%
Materials ...............................................................    15%
Industrials .............................................................    13%
Consumer Staples ........................................................    12%
Utilities ...............................................................    10%
Telecommunication Services ..............................................     6%
Health Care .............................................................     4%
Information Technology ..................................................     3%
Consumer Discretionary ..................................................     2%

      For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            7

Schedule of Investments July 31, 2008
                                     (Percentages shown are based on Net Assets)

Common Stocks                                            Shares      Value
===============================================================================
Aerospace & Defense -- 5.2%
General Dynamics Corp.                                  516,600  $   46,049,724
Northrop Grumman Corp.                                  502,200      33,843,258
Raytheon Co.                                          1,002,200      57,055,246
Rockwell Collins, Inc.                                  220,800      10,971,552
United Technologies Corp.                               665,400      42,572,292
                                                                 --------------
                                                                    190,492,072
-------------------------------------------------------------------------------
Beverages -- 2.0%
The Coca-Cola Co.                                       637,400      32,826,100
Diageo Plc                                            2,312,600      40,286,781
                                                                 --------------
                                                                     73,112,881
-------------------------------------------------------------------------------
Capital Markets -- 0.8%
The Bank of New York Mellon Corp.                        55,368       1,965,564
Franklin Resources, Inc.                                  3,300         332,013
Morgan Stanley                                          660,200      26,064,696
                                                                 --------------
                                                                     28,362,273
-------------------------------------------------------------------------------
Chemicals -- 4.1%
Air Products & Chemicals, Inc.                          245,100      23,335,971
The Dow Chemical Co.                                    362,400      12,071,544
E.I. du Pont de Nemours & Co.                           928,900      40,695,109
Olin Corp.                                              542,100      16,122,054
Praxair, Inc.                                           251,800      23,601,214
Rohm & Haas Co.                                         462,400      34,680,000
                                                                 --------------
                                                                    150,505,892
-------------------------------------------------------------------------------
Commercial Banks -- 4.0%
Bank of Montreal                                        312,200      14,616,796
The Bank of Nova Scotia                                 750,900      36,652,163
National Bank of Canada                                 565,300      27,603,887
SunTrust Banks, Inc.                                     98,200       4,032,092
U.S. Bancorp                                          1,165,300      35,669,833
Wells Fargo & Co.                                       806,700      24,418,809
                                                                 --------------
                                                                    142,993,580
-------------------------------------------------------------------------------
Computers & Peripherals -- 2.2%
Hewlett-Packard Co.                                     819,500      36,713,600
International Business Machines Corp.                   336,900      43,116,462
                                                                 --------------
                                                                     79,830,062
-------------------------------------------------------------------------------
Consumer Finance -- 0.1%
American Express Co.                                    102,000       3,786,240
-------------------------------------------------------------------------------
Containers & Packaging -- 0.1%
Temple-Inland, Inc.                                     302,200       4,910,750
-------------------------------------------------------------------------------
Diversified Financial Services -- 5.0%
Bank of America Corp.                                 1,734,912      57,078,605
Citigroup, Inc.                                       2,009,100      37,550,079
JPMorgan Chase & Co.                                  2,166,300      88,016,769
                                                                 --------------
                                                                    182,645,453
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 4.7%
AT&T Inc.                                             2,462,625      75,873,476
BCE, Inc.                                               165,773       6,289,428
Manitoba Telecom Services, Inc.                         214,300       8,545,211
TELUS Corp. (Non-Voting Shares)                         250,600       8,810,586
Verizon Communications, Inc.                          1,565,100      53,276,004
Windstream Corp.                                      1,413,642      16,850,613
                                                                 --------------
                                                                    169,645,318
-------------------------------------------------------------------------------
Electric Utilities -- 5.0%
American Electric Power Co., Inc.                       208,900       8,251,550
Duke Energy Corp.                                     1,265,720      22,251,358
Exelon Corp.                                            484,700      38,107,114
FPL Group, Inc.                                         492,800      31,800,384
FirstEnergy Corp.                                       316,000      23,241,800
ITC Holdings Corp.                                      192,800      10,048,736
Northeast Utilities Inc.                                283,200       7,125,312
PPL Corp.                                               531,400      24,954,544
The Southern Co.                                        420,800      14,892,112
                                                                 --------------
                                                                    180,672,910
-------------------------------------------------------------------------------
Electrical Equipment -- 0.3%
Emerson Electric Co.                                      6,000         292,200
Rockwell Automation, Inc.                               215,300       9,583,003
                                                                 --------------
                                                                      9,875,203
-------------------------------------------------------------------------------
Energy Equipment & Services -- 2.7%
Diamond Offshore Drilling, Inc.                         203,800      24,313,340
Halliburton Co.                                         768,300      34,435,206
Schlumberger Ltd.                                       347,400      35,295,840
Transocean, Inc.                                         42,796       5,821,540
                                                                 --------------
                                                                     99,865,926
-------------------------------------------------------------------------------
Food & Staples Retailing -- 1.1%
Wal-Mart Stores, Inc.                                   653,100      38,284,722
-------------------------------------------------------------------------------
Food Products -- 2.5%
General Mills, Inc.                                     301,800      19,432,902
H.J. Heinz Co.                                          369,400      18,610,372
Kraft Foods, Inc.                                       611,603      19,461,207
Unilever NV (a)                                       1,268,800      35,158,448
                                                                 --------------
                                                                     92,662,929
-------------------------------------------------------------------------------
Gas Utilities -- 1.1%
AGL Resources, Inc.                                     217,200       7,506,432
Equitable Resources, Inc.                               628,900      32,860,025
                                                                 --------------
                                                                     40,366,457
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.1%
McDonald's Corp.                                        595,350      35,595,977
Tim Hortons, Inc.                                       137,600       3,741,344
                                                                 --------------
                                                                     39,337,321
-------------------------------------------------------------------------------
Household Durables -- 0.2%
Electrolux AB                                           370,400       4,464,394
Newell Rubbermaid, Inc.                                 252,100       4,167,213
                                                                 --------------
                                                                      8,631,607
-------------------------------------------------------------------------------
Household Products -- 2.7%
Clorox Co.                                              437,000      23,816,500
Kimberly-Clark Corp.                                    451,400      26,104,462
The Procter & Gamble Co.                                749,200      49,057,616
                                                                 --------------
                                                                     98,978,578
-------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.3%
Constellation Energy Group, Inc.                        150,700      12,532,212
-------------------------------------------------------------------------------
Industrial Conglomerates -- 2.7%
3M Co.                                                  369,600      26,016,144
General Electric Co.                                  2,523,650      71,394,059
                                                                 --------------
                                                                     97,410,203
-------------------------------------------------------------------------------

See Notes to Financial Statements.


8            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                            Shares      Value
===============================================================================
Insurance -- 3.6%
The Allstate Corp.                                      374,700  $   17,318,634
Chubb Corp.                                             578,400      27,786,336
Lincoln National Corp.                                  557,000      26,568,900
Marsh & McLennan Cos., Inc.                              80,900       2,285,425
The Travelers Cos., Inc.                              1,214,694      53,592,299
XL Capital Ltd. Class A                                  93,400       1,670,926
                                                                 --------------
                                                                    129,222,520
-------------------------------------------------------------------------------
Machinery -- 2.7%
Caterpillar, Inc.                                       610,000      42,407,200
Deere & Co.                                             783,300      54,956,328
                                                                 --------------
                                                                     97,363,528
-------------------------------------------------------------------------------
Marine -- 0.4%
Eagle Bulk Shipping, Inc.                               538,000      15,623,520
-------------------------------------------------------------------------------
Media -- 0.5%
CBS Corp. Class B                                       783,400      12,816,424
The McGraw-Hill Cos., Inc.                              157,600       6,409,592
                                                                 --------------
                                                                     19,226,016
-------------------------------------------------------------------------------
Metals & Mining -- 7.8%
Alumina Ltd.                                          1,374,000       5,938,742
Aluminum Corp. of China Ltd. (a)                        411,820      10,464,346
BHP Billiton Ltd.                                     2,497,600      93,200,141
Barrick Gold Corp.                                      306,900      12,995,931
BlueScope Steel Ltd.                                  5,178,500      56,260,928
Rio Tinto Ltd.                                          651,770      76,294,214
Southern Copper Corp.                                   651,300      18,093,114
Teck Cominco Ltd. Class B                               237,300      10,899,184
                                                                 --------------
                                                                    284,146,600
-------------------------------------------------------------------------------
Multi-Utilities -- 2.0%
Consolidated Edison, Inc.                               149,100       5,919,270
DTE Energy Co.                                          123,300       5,052,834
Dominion Resources, Inc.                                476,700      21,060,606
PG&E Corp.                                              274,200      10,564,926
Public Service Enterprise Group, Inc.                   352,200      14,721,960
Sempra Energy                                           171,500       9,631,440
Wisconsin Energy Corp.                                  149,500       6,745,440
                                                                 --------------
                                                                     73,696,476
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 15.5%
BP Plc (a)                                              546,200      33,558,528
Cameco Corp.                                            848,500      30,295,581
Chevron Corp.                                           996,138      84,233,429
ConocoPhillips                                          618,200      50,457,484
Consol Energy, Inc.                                     395,000      29,384,050
Enbridge, Inc.                                          651,000      28,565,291
Exxon Mobil Corp.                                     1,317,100     105,934,353
Marathon Oil Corp.                                      823,900      40,758,333
Murphy Oil Corp.                                        183,900      14,662,347
Occidental Petroleum Corp.                              462,100      36,427,343
Peabody Energy Corp.                                    367,200      24,841,080
Spectra Energy Corp.                                    355,960       9,671,433
Total SA (a)                                            967,400      74,006,100
                                                                 --------------
                                                                    562,795,352
-------------------------------------------------------------------------------
Paper & Forest Products -- 1.1%
International Paper Co.                                 334,300       9,266,796
MeadWestvaco Corp.                                      412,100      11,048,401
Weyerhaeuser Co.                                        382,200      20,432,412
                                                                 --------------
                                                                     40,747,609
-------------------------------------------------------------------------------
Personal Products -- 0.5%
Avon Products, Inc.                                     453,700      19,236,880
-------------------------------------------------------------------------------
Pharmaceuticals -- 3.4%
Abbott Laboratories                                     324,300      18,271,062
Bristol-Myers Squibb Co.                              1,263,200      26,678,784
Johnson & Johnson                                       433,300      29,668,051
Merck & Co., Inc.                                       102,550       3,373,895
Pfizer, Inc.                                          1,290,400      24,091,768
Wyeth                                                   541,700      21,949,684
                                                                 --------------
                                                                    124,033,244
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.3%
Kimco Realty Corp.                                       86,800       3,063,172
Simon Property Group, Inc.                               36,850       3,413,416
Taubman Centers, Inc.                                    85,800       4,118,400
                                                                 --------------
                                                                     10,594,988
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 0.3%
Intel Corp.                                             481,900      10,693,361
-------------------------------------------------------------------------------
Software -- 0.3%
Microsoft Corp.                                         364,900       9,385,228
-------------------------------------------------------------------------------
Specialty Retail -- 0.2%
Limited Brands, Inc.                                    369,700       6,096,353
-------------------------------------------------------------------------------
Tobacco -- 1.5%
Altria Group, Inc.                                      411,400       8,371,990
Philip Morris International, Inc.                       900,700      46,521,155
                                                                 --------------
                                                                     54,893,145
-------------------------------------------------------------------------------
Water Utilities -- 0.2%
American Water Works Co, Inc.                           373,000       7,180,250
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
Vodafone Group Plc (a)                                  604,900      16,229,467
-------------------------------------------------------------------------------
Total Common Stocks
(Cost -- $3,123,539,939) -- 88.6%                                 3,226,067,126
===============================================================================

===============================================================================
                                                     Beneficial
                                                       Interest
Short-Term Securities                                     (000)      Value
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 2.45% (b)(c)                      $400,836     400,835,583
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $400,835,583) -- 11.0%                                     400,835,583
===============================================================================
Total Investments
(Cost -- $3,524,375,522*) -- 99.6%                                3,626,902,709

Other Assets Less Liabilities -- 0.4%                                13,310,829
                                                                 --------------
Net Assets -- 100.0%                                             $3,640,213,538
                                                                 ==============

See Notes to Financial Statements.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            9

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost .......................................    $ 3,518,537,360
                                                                ===============
      Gross unrealized appreciation ........................    $   282,670,293
      Gross unrealized depreciation ........................       (174,304,944)
                                                                ---------------
      Net unrealized appreciation ..........................    $   108,365,349
                                                                ===============
(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                              Net
                                                           Activity
      Affiliate                                              (000)      Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $273,322   $9,363,054
      --------------------------------------------------------------------------
(c)   Represents the current yield as of report date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.


10            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Statement of Assets and Liabilities

July 31, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $3,123,539,939) ..................................................    $ 3,226,067,126
Investments at value -- affiliated (cost -- $400,835,583) ......................................................        400,835,583
Foreign currency at value (cost -- $1,537,601) .................................................................          1,539,768
Capital shares sold receivable .................................................................................         24,331,097
Dividends receivable ...........................................................................................          6,652,638
Prepaid expenses ...............................................................................................            139,773
                                                                                                                    ---------------
Total assets ...................................................................................................      3,659,565,985
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Bank overdraft .................................................................................................              5,001
Investments purchased payable ..................................................................................         10,448,647
Capital shares redeemed payable ................................................................................          5,504,086
Investment advisory fees payable ...............................................................................          1,780,024
Distribution fees payable ......................................................................................            959,646
Other affiliates payable .......................................................................................            280,316
Other liabilities ..............................................................................................             12,376
Officer's and Directors' fees payable ..........................................................................                890
Other accrued expenses payable .................................................................................            361,461
                                                                                                                    ---------------
Total liabilities ..............................................................................................         19,352,447
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .....................................................................................................    $ 3,640,213,538
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value, unlimited number of shares authorized ...................................    $     6,075,388
Service Shares, $0.10 par value, unlimited number of shares authorized .........................................             53,252
Investor A Shares, $0.10 par value, unlimited number of shares authorized ......................................          9,522,795
Investor B Shares, $0.10 par value, unlimited number of shares authorized ......................................            550,495
Investor C Shares, $0.10 par value, unlimited number of shares authorized ......................................          3,195,886
Class R Shares, $0.10 par value, unlimited number of shares authorized .........................................            648,754
Paid-in capital in excess of par ...............................................................................      3,514,273,909
Undistributed net investment income ............................................................................          5,839,852
Accumulated realized loss ......................................................................................         (2,470,472)
Net unrealized appreciation/depreciation .......................................................................        102,523,679
                                                                                                                    ---------------
Net assets .....................................................................................................    $ 3,640,213,538
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $1,107,276,660 and 60,753,884 shares outstanding .......................    $         18.23
                                                                                                                    ===============
Service -- Based on net assets of $9,688,423 and 532,518 shares outstanding ....................................    $         18.19
                                                                                                                    ===============
Investor A -- Based on net assets of $1,733,007,786 and 95,227,950 shares outstanding ..........................    $         18.20
                                                                                                                    ===============
Investor B -- Based on net assets of $100,596,654 and 5,504,952 shares outstanding .............................    $         18.27
                                                                                                                    ===============
Investor C -- Based on net assets of $570,962,694 and 31,958,858 shares outstanding ............................    $         17.87
                                                                                                                    ===============
Class R -- Based on net assets of $118,681,321 and 6,487,540 shares outstanding ................................    $         18.29
                                                                                                                    ===============

See Notes to Financial Statements.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            11

Statement of Operations

Year Ended July 31, 2008
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Dividends (net of $1,062,591 foreign withholding tax) ........    $  64,430,772
Income from affiliates .......................................        9,373,912
Securities lending ...........................................              110
                                                                  -------------
Total income .................................................       73,804,794
                                                                  -------------
===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory ..........................................       14,515,654
Service -- Service ...........................................           14,745
Service -- Investor A ........................................        2,599,363
Service and distribution -- Investor B .......................        1,040,377
Service and distribution -- Investor C .......................        4,319,835
Service and distribution -- Class R ..........................          357,011
Transfer agent -- Institutional ..............................          682,628
Transfer agent -- Service ....................................            4,979
Transfer agent -- Investor A .................................        1,207,169
Transfer agent -- Investor B .................................          161,806
Transfer agent -- Investor C .................................          486,579
Transfer agent -- Class R ....................................          135,699
Accounting services ..........................................          432,667
Registration .................................................          398,219
Custodian ....................................................          155,408
Printing .....................................................          128,917
Professional .................................................           81,519
Officer and Directors ........................................           71,701
Miscellaneous ................................................           82,497
                                                                  -------------
Total expenses ...............................................       26,876,773
Less fees waived by advisor ..................................           (7,551)
Less fees paid indirectly ....................................           (8,427)
                                                                  -------------
Total expenses after waiver and fees paid indirectly .........       26,860,795
                                                                  -------------
Net investment income ........................................       46,943,999
                                                                  -------------
===============================================================================
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ..............................................        5,807,213
    Foreign currency .........................................         (228,690)
                                                                  -------------
                                                                      5,578,523
                                                                  -------------
Net change in unrealized appreciation/depreciation on:
    Investments ..............................................     (248,375,885)
    Foreign currency .........................................            1,475
                                                                  -------------
                                                                   (248,374,410)
                                                                  -------------
Total realized and unrealized loss ...........................     (242,795,887)
                                                                  -------------
Net Decrease in Net Assets Resulting from Operations .........    $(195,851,888)
                                                                  =============

See Notes to Financial Statements.


12            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Statements of Changes in Net Assets

                                                                                                        Year Ended July 31,
                                                                                                -----------------------------------
Increase (Decrease) in Net Assets:                                                                    2008                2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $    46,943,999     $    19,168,984
Net realized gain ..........................................................................          5,578,523          27,174,563
Net change in unrealized appreciation/depreciation .........................................       (248,374,410)        125,837,336
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (195,851,888)        172,180,883
                                                                                                -----------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..........................................................................        (15,441,977)         (8,256,961)
    Service ................................................................................           (109,472)            (12,114)
    Investor A .............................................................................        (19,224,018)         (7,344,174)
    Investor B .............................................................................           (916,440)           (984,328)
    Investor C .............................................................................         (4,804,460)         (2,618,338)
    Class R ................................................................................         (1,096,496)           (309,482)
Net realized gain:
    Institutional ..........................................................................         (8,235,330)         (3,940,518)
    Service ................................................................................            (44,839)               (299)
    Investor A .............................................................................         (9,901,143)         (4,124,492)
    Investor B .............................................................................         (1,420,001)         (1,123,130)
    Investor C .............................................................................         (5,064,731)         (2,225,477)
    Class R ................................................................................           (649,778)           (167,949)
Tax return on capital:
    Institutional ..........................................................................           (561,389)                 --
    Service ................................................................................             (5,209)                 --
    Investor A .............................................................................           (862,842)                 --
    Investor B .............................................................................            (59,120)                 --
    Investor C .............................................................................           (311,826)                 --
    Class R ................................................................................            (58,930)                 --
                                                                                                -----------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..........        (68,768,001)        (31,107,262)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions .........................      2,444,990,311         534,700,511
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................................................      2,180,370,422         675,774,132
Beginning of year ..........................................................................      1,459,843,116         784,068,984
                                                                                                -----------------------------------
End of year ................................................................................    $ 3,640,213,538     $ 1,459,843,116
                                                                                                ===================================
End of year undistributed net investment income ............................................    $     5,839,852     $       717,406
                                                                                                ===================================

See Notes to Financial Statements.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            13

Financial Highlights

                                                                                          Institutional
                                                             ----------------------------------------------------------------------
                                                                                       Year Ended July 31,
                                                             ----------------------------------------------------------------------
                                                                2008           2007           2006           2005           2004
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................  $    19.57     $    17.20     $    15.32     $    12.79     $    10.94
                                                             ----------------------------------------------------------------------
Net investment income 2 ...................................        0.45           0.39           0.34           0.25           0.18
Net realized and unrealized gain (loss) ...................       (1.12)          2.60           1.88           2.52           1.85
                                                             ----------------------------------------------------------------------
Net increase (decrease) from investment operations ........       (0.67)          2.99           2.22           2.77           2.03
                                                             ----------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .................................       (0.39)         (0.39)         (0.31)         (0.24)         (0.18)
    Net realized gain .....................................       (0.27)         (0.23)         (0.03)            --             --
    Tax return of capital .................................       (0.01)            --             --             --             --
                                                             ----------------------------------------------------------------------
Total dividends and distributions .........................       (0.67)         (0.62)         (0.34)         (0.24)         (0.18)
                                                             ----------------------------------------------------------------------
Net asset value, end of period ............................  $    18.23     $    19.57     $    17.20     $    15.32     $    12.79
                                                             ======================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..................................       (3.67)%        17.68%         14.68%         21.78%         18.66%
                                                             ======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and before fees paid indirectly        0.74%          0.76%          0.82%          0.87%          0.92%
                                                             ======================================================================
Total expenses after waiver and fees paid indirectly ......        0.74%          0.76%          0.82%          0.87%          0.92%
                                                             ======================================================================
Total expenses ............................................        0.74%          0.76%          0.82%          0.87%          0.92%
                                                             ======================================================================
Net investment income .....................................        2.31%          2.08%          2.10%          1.76%          1.51%
                                                             ======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...........................  $1,107,277     $  496,465     $  276,433     $  191,538     $  120,151
                                                             ======================================================================
Portfolio turnover ........................................           2%             9%             2%             4%             8%
                                                             ======================================================================

                                                                      Service
                                                             --------------------------
                                                                             October 2,
                                                             Year Ended      2006 1 to
                                                              July 31,        July 31,
                                                                2008            2007
=======================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------
Net asset value, beginning of period ......................  $    19.55      $    17.34
                                                             --------------------------
Net investment income 2 ...................................        0.39            0.23
Net realized and unrealized gain (loss) ...................       (1.11)           2.56
                                                             --------------------------
Net increase (decrease) from investment operations ........       (0.72)           2.79
                                                             --------------------------
Dividends and distributions from:
    Net investment income .................................       (0.36)          (0.35)
    Net realized gain .....................................       (0.27)          (0.23)
    Tax return of capital .................................       (0.01)             --
                                                             --------------------------
Total dividends and distributions .........................       (0.64)          (0.58)
                                                             --------------------------
Net asset value, end of period ............................  $    18.19      $    19.55
                                                             ==========================
=======================================================================================
Total Investment Return 3
---------------------------------------------------------------------------------------
Based on net asset value ..................................       (3.93)%         16.42% 4
                                                             ==========================
=======================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------
Total expenses after waiver and before fees paid indirectly        0.99%           1.02% 5
                                                             ==========================
Total expenses after waiver and fees paid indirectly ......        0.99%           1.02% 5
                                                             ==========================
Total expenses ............................................        0.99%           1.02% 5
                                                             ==========================
Net investment income .....................................        2.02%           1.60% 5
                                                             ==========================
=======================================================================================
Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period (000) ...........................  $    9,688      $    1,642
                                                             ==========================
Portfolio turnover ........................................           2%              9%
                                                             ==========================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of any sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


14            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

                                                                           Investor A
                                           --------------------------------------------------------------------------
                                                                       Year Ended July 31,
                                           --------------------------------------------------------------------------
                                              2008            2007            2006            2005            2004
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $    19.55      $    17.19      $    15.31      $    12.78      $    10.94
                                           --------------------------------------------------------------------------
Net investment income 1 ...............          0.39            0.34            0.30            0.21            0.15
Net realized and unrealized gain (loss)         (1.12)           2.59            1.89            2.52            1.84
                                           --------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............         (0.73)           2.93            2.19            2.73            1.99
                                           --------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............         (0.34)          (0.34)          (0.28)          (0.20)          (0.15)
    Net realized gain .................         (0.27)          (0.23)          (0.03)             --              --
    Tax return of capital .............         (0.01)             --              --              --              --
                                           --------------------------------------------------------------------------
Total dividends and distributions .....         (0.62)          (0.57)          (0.31)          (0.20)          (0.15)
                                           --------------------------------------------------------------------------
Net asset value, end of year ..........    $    18.20      $    19.55      $    17.19      $    15.31      $    12.78
                                           ==========================================================================
=====================================================================================================================
Total Investment Return 2
---------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............         (3.94)%         17.35%          14.42%          21.51%          18.28%
                                           ==========================================================================
=====================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and
  before fees paid indirectly .........          1.02%           1.03%           1.07%           1.12%           1.17%
                                           ==========================================================================
Total expenses after waiver and fees
  paid indirectly .....................          1.02%           1.03%           1.07%           1.12%           1.17%
                                           ==========================================================================
Total expenses ........................          1.02%           1.03%           1.07%           1.12%           1.17%
                                           ==========================================================================
Net investment income .................          2.01%           1.80%           1.85%           1.51%           1.26%
                                           ==========================================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $1,733,008      $  531,661      $  278,233      $  185,675      $  128,068
                                           ==========================================================================
Portfolio turnover ....................             2%              9%              2%              4%              8%
                                           ==========================================================================

                                                                           Investor B
                                           --------------------------------------------------------------------------
                                                                       Year Ended July 31,
                                           --------------------------------------------------------------------------
                                              2008            2007            2006            2005            2004
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $    19.62      $    17.24      $    15.36      $    12.83      $    10.97
                                           --------------------------------------------------------------------------
Net investment income 1 ...............          0.26            0.20            0.18            0.11            0.06
Net realized and unrealized gain (loss)         (1.16)           2.60            1.88            2.52            1.86
                                           --------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............         (0.90)           2.80            2.06            2.63            1.92
                                           --------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............         (0.17)          (0.19)          (0.15)          (0.10)          (0.06)
    Net realized gain .................         (0.27)          (0.23)          (0.03)             --              --
    Tax return of capital .............         (0.01)             --              --              --              --
                                           --------------------------------------------------------------------------
Total dividends and distributions .....         (0.45)          (0.42)          (0.18)          (0.10)          (0.06)
                                           --------------------------------------------------------------------------
Net asset value, end of year ..........    $    18.27      $    19.62      $    17.24      $    15.36      $    12.83
                                           ==========================================================================
=====================================================================================================================
Total Investment Return 2
---------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............         (4.75)%         16.50%          13.48%          20.52%          17.52%
                                           ==========================================================================
=====================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and
  before fees paid indirectly .........          1.80%           1.82%           1.84%           1.89%           1.94%
                                           ==========================================================================
Total expenses after waiver and fees
  paid indirectly .....................          1.80%           1.82%           1.84%           1.89%           1.94%
                                           ==========================================================================
Total expenses ........................          1.80%           1.82%           1.84%           1.89%           1.94%
                                           ==========================================================================
Net investment income .................          1.31%           1.05%           1.09%           0.75%           0.49%
                                           ==========================================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $  100,597      $  102,810      $   83,643      $   78,548      $   62,608
                                           ==========================================================================
Portfolio turnover ....................             2%              9%              2%              4%              8%
                                           ==========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            15

Financial Highlights (concluded)

                                                                           Investor C
                                           --------------------------------------------------------------------------
                                                                       Year Ended July 31,
                                           --------------------------------------------------------------------------
                                              2008            2007            2006            2005            2004
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $    19.22      $    16.92      $    15.08      $    12.60      $    10.79
                                           --------------------------------------------------------------------------
Net investment income 1 ...............          0.25            0.19            0.17            0.10            0.06
Net realized and unrealized gain (loss)         (1.11)           2.56            1.86            2.49            1.81
                                           --------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............         (0.86)           2.75            2.03            2.59            1.87
                                           --------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............         (0.21)          (0.22)          (0.16)          (0.11)          (0.06)
    Net realized gain .................         (0.27)          (0.23)          (0.03)             --              --
    Tax return of capital .............         (0.01)             --              --              --              --
                                           --------------------------------------------------------------------------
Total dividends and distributions .....         (0.49)          (0.45)          (0.19)          (0.11)          (0.06)
                                           --------------------------------------------------------------------------
Net asset value, end of year ..........    $    17.87      $    19.22      $    16.92      $    15.08      $    12.60
                                           ==========================================================================
=====================================================================================================================
Total Investment Return 2
---------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............         (4.67)%         16.50%          13.56%          20.58%          17.40%
                                           ==========================================================================
=====================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and
  before fees paid indirectly .........          1.76%           1.78%           1.84%           1.89%           1.94%
                                           ==========================================================================
Total expenses after waiver and fees
  paid indirectly .....................          1.76%           1.78%           1.84%           1.89%           1.94%
                                           ==========================================================================
Total expenses ........................          1.76%           1.78%           1.84%           1.89%           1.94%
                                           ==========================================================================
Net investment income .................          1.31%           1.04%           1.09%           0.74%           0.48%
                                           ==========================================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $  570,963      $  295,005      $  135,557      $   81,489      $   43,287
                                           ==========================================================================
Portfolio turnover ....................             2%              9%              2%              4%              8%
                                           ==========================================================================

                                                                            Class R
                                           --------------------------------------------------------------------------
                                                                       Year Ended July 31,
                                           --------------------------------------------------------------------------
                                              2008            2007            2006            2005            2004
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $    19.66      $    17.30      $    15.41      $    12.87      $    11.02
                                           --------------------------------------------------------------------------
Net investment income 1 ...............          0.33            0.27            0.27            0.19            0.07
Net realized and unrealized gain (loss)         (1.13)           2.61            1.89            2.54            1.91
                                           --------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............         (0.80)           2.88            2.16            2.73            1.98
                                           --------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............         (0.29)          (0.29)          (0.24)          (0.19)          (0.13)
    Net realized gain .................         (0.27)          (0.23)          (0.03)             --              --
    Tax return of capital .............         (0.01)             --              --              --              --
                                           --------------------------------------------------------------------------
Total dividends and distributions .....         (0.57)          (0.52)          (0.27)          (0.19)          (0.13)
                                           --------------------------------------------------------------------------
Net asset value, end of year ..........    $    18.29      $    19.66      $    17.30      $    15.41      $    12.87
                                           ==========================================================================
=====================================================================================================================
Total Investment Return 2
---------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............         (4.26)%         16.96%          14.18%          21.31%          18.19%
                                           ==========================================================================
=====================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and
  before fees paid indirectly .........          1.33%           1.36%           1.32%           1.29%           1.33%
                                           ==========================================================================
Total expenses after waiver and fees
  paid indirectly .....................          1.33%           1.36%           1.32%           1.29%           1.33%
                                           ==========================================================================
Total expenses ........................          1.34%           1.37%           1.32%           1.29%           1.33%
                                           ==========================================================================
Net investment income .................          1.68%           1.41%           1.61%           1.32%           1.05%
                                           ==========================================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $  118,681      $   32,259      $   10,204      $    2,809      $      741
                                           ==========================================================================
Portfolio turnover ....................             2%              9%              2%              4%              8%
                                           ==========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.


16            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Equity Dividend Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower,


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            17
after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective January 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended July 31, 2005 through July 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact of the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact of the Fund's financial statement disclosures, if any, are currently being assessed.

Bank Overdraft: The Fund recorded a bank overdraft resulting from estimates of available cash.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several Funds are pro-rated among those Funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co. Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.60%, of the average daily value of the Fund's net assets.

The Advisor has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or service fees) will not exceed 0.90%. The Advisor may reduce or discontinue this arrangement at any time without notice.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the year ended July 31, 2008, the Fund reimbursed the Advisor $35,793 for certain accounting services, which is included in accounting services in the Statement of Operations.


18            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

The Fund has entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Service       Distribution
                                                        Fee             Fee
--------------------------------------------------------------------------------
Service ...........................................    0.25%             --
Investor A ........................................    0.25%             --
Investor B ........................................    0.25%           0.75%
Investor C ........................................    0.25%           0.75%
Class R ...........................................    0.25%           0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Service, Investor A, Investor B, Investor C and Class R shareholders.

For the year ended July 31, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund's Investor A Shares, totaling $1,103,772, and the affiliates received contingent deferred sales charges of $107,085 and $137,735 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $23,567 relating to transactions subject to front-end sales charge waivers on Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the year.

Pursuant to written agreements, certain affiliates provide certain Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended July 31, 2008, the Fund paid $1,622,886 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund's transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the year ended July 31, 2008, the Fund earned $10,858 which is included in income from affiliates in the Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended July 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ..................................................         $ 9,990
Service ........................................................         $   146
Investor A .....................................................         $42,620
Investor B .....................................................         $ 6,081
Investor C .....................................................         $15,187
Class R ........................................................         $ 1,153
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended July 31, 2008, BIM received $28 in securities lending agent fees.

In addition, MLPF&S received $279,277 in commissions on the execution of portfolio security transactions for the Fund year ended July 31, 2008.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund's Chief Compliance Officer.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            19

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year end July 31, 2008 were $ 2,188,278,458 and $44,822,951, respectively.

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended July 31, 2008.

5. Commitments:

At July 31, 2008, the Fund had entered into foreign exchange contracts, under which it had agreed to purchase various foreign currencies with an approximate value of $8,900,000.

6. Plan of Reorganization:

On July 7, 2008, the Fund's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby the Fund will acquire substantially all of the assets and will assume all of the liabilities of PNC Equity Income Fund in exchange for newly issued shares of the Fund.

7. Income Tax Information:

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $228,690 has been reclassified between undistributed net investment income and accumulated realized loss, as a result of a permanent difference attributable to foreign currency transactions. This reclassification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended July 31, 2008 and July 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                      7/31/2008       7/31/2007
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ...............................    $43,172,425     $19,907,257
  Net long-term capital gain ....................     23,736,260      11,200,005
  Tax return of capital .........................      1,859,316              --
                                                     ---------------------------
Total distributions .............................    $68,768,001     $31,107,262
                                                     ===========================

As of July 31, 2008, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Net unrealized gains ..........................................    $105,893,059*
                                                                   ------------
Total accumulated net earnings ................................    $105,893,059
                                                                   ============

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on partnership interests.


20            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

                                                                  Year Ended                              Year Ended
                                                                 July 31, 2008                           July 31, 2007
                                                      -----------------------------------     -----------------------------------
                                                          Shares              Amount              Shares              Amount
---------------------------------------------------------------------------------------------------------------------------------
Institutional
---------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................         42,795,064     $   832,513,912          12,976,885     $   238,803,063
Shares issued resulting from reorganization ......                 --                  --              73,200           1,270,599
Shares issued to shareholders in reinvestment of
  dividends and distributions ....................            862,766          16,940,101             418,925           7,647,902
                                                      -----------------------------------     -----------------------------------
Total issued .....................................         43,657,830         849,454,013          13,469,010         247,721,564
Shares redeemed ..................................         (8,268,654)       (159,423,646)         (4,177,679)        (78,576,958)
                                                      -----------------------------------     -----------------------------------
Net increase .....................................         35,389,176     $   690,030,367           9,291,331     $   169,144,606
                                                      ===================================     ===================================

                                                                  Year Ended                         Period October 2, 2006*
                                                                 July 31, 2008                          to July 31, 2007
                                                      -----------------------------------     -----------------------------------
                                                          Shares              Amount              Shares              Amount
---------------------------------------------------------------------------------------------------------------------------------
Service
---------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................            474,390     $     9,254,982              74,495     $     1,436,028
Shares issued resulting from reorganization ......                 --                  --              24,411             423,634
Shares issued to shareholders in reinvestment of
  dividends and distributions ....................              8,033             156,250                 573              11,373
                                                      -----------------------------------     -----------------------------------
Total issued .....................................            482,423           9,411,232              99,479           1,871,035
Shares redeemed ..................................            (33,899)           (643,339)            (15,485)           (282,933)
                                                      -----------------------------------     -----------------------------------
Net increase .....................................            448,524     $     8,767,893              83,994     $     1,588,102
                                                      ===================================     ===================================

* Commencement of operations.

                                                                  Year Ended                              Year Ended
                                                                 July 31, 2008                           July 31, 2007
                                                      -----------------------------------     -----------------------------------
                                                          Shares              Amount              Shares              Amount
---------------------------------------------------------------------------------------------------------------------------------
Investor A
---------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...         79,391,098     $ 1,543,286,832          13,450,706     $   252,969,300
Shares issued resulting from reorganization ......                 --                  --             981,146          17,021,903
Shares issued to shareholders in reinvestment of
  dividends and distributions ....................          1,393,193          27,217,038             570,336          10,348,765
                                                      -----------------------------------     -----------------------------------
Total issued .....................................         80,784,291       1,570,503,870          15,002,188         280,339,968
Shares redeemed ..................................        (12,746,110)       (243,684,728)         (4,001,151)        (74,900,249)
                                                      -----------------------------------     -----------------------------------
Net increase .....................................         68,038,181     $ 1,326,819,142          11,001,037     $   205,439,719
                                                      ===================================     ===================================
---------------------------------------------------------------------------------------------------------------------------------
Investor B
---------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................          1,850,608     $    36,327,081           1,653,852     $    30,501,407
Shares issued resulting from reorganization ......                 --                  --             421,813           7,347,554
Shares issued to shareholders in reinvestment of
  dividends and distributions ....................            102,941           2,067,773             102,895           1,827,332
                                                      -----------------------------------     -----------------------------------
Total issued .....................................          1,953,549          38,394,854           2,178,560          39,676,293
Shares redeemed and automatic conversion of shares         (1,688,842)        (32,992,246)         (1,788,814)        (33,135,702)
                                                      -----------------------------------     -----------------------------------
Net increase .....................................            264,707     $     5,402,608             389,746     $     6,540,591
                                                      ===================================     ===================================


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            21

Notes to Financial Statements (concluded)

                                                                Year Ended                              Year Ended
                                                               July 31, 2008                           July 31, 2007
                                                    -----------------------------------     -----------------------------------
                                                        Shares              Amount              Shares              Amount
-------------------------------------------------------------------------------------------------------------------------------
Investor C
-------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................         19,517,178     $   374,115,244           7,650,668     $   139,285,916
Shares issued resulting from reorganization ....                 --                  --           1,005,243          17,163,518
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................            468,965           9,133,821             238,745           4,207,809
                                                    -----------------------------------     -----------------------------------
Total issued ...................................         19,986,143         383,249,065           8,894,656         160,657,243
Shares redeemed ................................         (3,378,715)        (63,763,675)         (1,557,195)        (28,536,302)
                                                    -----------------------------------     -----------------------------------
Net increase ...................................         16,607,428     $   319,485,390           7,337,461     $   132,120,941
                                                    ===================================     ===================================
-------------------------------------------------------------------------------------------------------------------------------
Class R
-------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................          5,837,183     $   113,592,642           1,403,237     $    26,526,913
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................             90,780           1,786,737              25,947             476,804
                                                    -----------------------------------     -----------------------------------
Total issued ...................................          5,927,963         115,379,379           1,429,184          27,003,717
Shares redeemed ................................         (1,080,923)        (20,894,468)           (378,655)         (7,137,165)
                                                    -----------------------------------     -----------------------------------
Net increase ...................................          4,847,040     $    94,484,911           1,050,529     $    19,866,552
                                                    ===================================     ===================================

9. Acquisition of BlackRock Dividend Achievers Portfolio:

On October 13, 2006, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BlackRock Dividend Achievers Portfolio of BlackRock Funds ("Dividend Achievers") pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 3,582,800 shares of beneficial interest of Dividend Achievers for 2,505,813 shares of beneficial interest of the Fund. Dividend Achievers' net assets on that date of $43,227,208, including $310,849 of accumulated net realized losses and $5,337,841 of net unrealized appreciation were combined with those of the Fund. The aggregate net assets immediately after the acquisition amounted to $974,568,201.

10. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close in the first quarter of 2009.


22            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Equity Dividend Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Equity Dividend Fund (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Equity Dividend Fund as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
September 24, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Equity Dividend Fund during the fiscal year ended July 31, 2008:

----------------------------------------------------------------------------------------------------------------------------------
Record Date                                                                     10/22/2007    12/19/2007    4/16/2008    7/16/2008
Payable Date                                                                    10/24/2007    12/21/2007    4/18/2008    7/18/2008
----------------------------------------------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals* ................................       100.00%       100.00%      100.00%      100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations*       100.00%       100.00%      100.00%      100.00%
Short-Term Capital Gain Dividends for Non-U.S. Residents** ................        10.49%         6.50%          --           --
----------------------------------------------------------------------------------------------------------------------------------

* The Fund hereby designates the percentages indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $0.186449 and $0.069345 per share to shareholders of record on October 22, 2007 and December 19, 2007, respectively.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            23

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of BlackRock Equity Dividend Fund (the "Fund") met in April and June 2008 to consider the approval of the Fund's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Adviser"), the Fund's investment adviser. The Board also considered the approval of the Fund's subadvisory agreement (the "Subadvisory Agreement") between the Adviser and BlackRock Investment Management, LLC (the "Subadviser"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the "Transaction"), the Fund entered into the Advisory Agreement with an initial two-year term and the Adviser entered into the Subadvisory Agreement with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements' respective initial two-year term, the Board is required to consider the continuation of the Fund's Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, (e) the Fund's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 - 6, 2008, the Fund's Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 - 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.


24            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund's portfolio management team discussing Fund performance and the Fund's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Fund's portfolio management team, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the Fund's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            25

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

The Fund ranked in the first quartile on a net basis against its Lipper peer universe for each of the one-, three- and five-year periods ended December 31, 2007, respectively.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the
Fund: The Board, including the Independent Trustees, reviewed the Fund's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock's profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board concluded that the Fund's advisory fee structure was reasonable and that it would continue to review fees in connection with future renewals of the Agreements. The Board noted that BlackRock has agreed to voluntarily cap the total annual operating expenses, excluding certain expenses, of one or more share classes of the Fund, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third-party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.


26            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Trustees and predecessor Trustees, and discussions between the Trustees (and predecessor Trustees) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees' conclusions may be based in part on their consideration of these arrangements in prior years.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            27

Officers and Trustees

                                                                                              Number of
                                                                                              BlackRock-
                     Position(s)      Length of Time                                          Advised Funds
Name, Address        Held with        Served as a     Principal Occupation(s)                 and Portfolios
and Year of Birth    Fund             Trustee(2)      During Past Five Years                  Overseen        Public Directorships
====================================================================================================================================
Non-Interested Trustees(1)
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez  Chairman of      Since 2007      Formerly Director, Vice Chairman and    37 Funds        ACE Limited (insur-
40 East 52nd Street  the Board,                       Chief Financial Officer of USX          104 Portfolios  ance company);
New York, NY 10022   Trustee and                      Corporation (energy and steel                           Eastman Chemical
1944                 Member of                        business) from 1991 to 2001.                            Company (chemical);
                     the Audit                                                                                RTI International
                     Committee                                                                                Metals, Inc. (metals);
                                                                                                              TYCO Electronics
                                                                                                              (electronics)
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss        Vice Chairman    Since 2007      Managing Director, FGW Associates       37 Funds        Watson
40 East 52nd Street  of the Board,                    (consulting and investment company)     104 Portfolios  Pharmaceutical Inc.
New York, NY 10022   Chairman of                      since 1997; Director, Michael J. Fox
1941                 the Audit                        Foundation for Parkinson's Research
                     Committee                        since 2000; Formerly Director of BTG
                     and Trustee                      International Plc (a global technology
                                                      commercialization company) from 2001
                                                      to 2007.
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha    Trustee          Since 2007      Director, The China Business Group,     37 Funds        None
40 East 52nd Street                                   Inc. (consulting firm) since 1996 and   104 Portfolios
New York, NY 10022                                    formerly Executive Vice President
1944                                                  thereof from 1996 to 2003; Chairman of
                                                      the Board, Berkshire Holding
                                                      Corporation since 1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond        Trustee          Since 2007      Formerly Trustee and Member of the      37 Funds        None
40 East 52nd Street                                   Governance Committee, State Street      104 Portfolios
New York, NY 10022                                    Research Mutual Funds from 1997 to
1946                                                  2005; Formerly Board Member of
                                                      Governance, Audit and Finance
                                                      Committee, Avaya Inc. (computer
                                                      equipment) from 2003 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton     Trustee          Since 2007      Managing General Partner, The Burton    37 Funds        Knology, Inc.
40 East 52nd Street                                   Partnership, LP (an investment          104 Portfolios  (telecommunica-
New York, NY 10022                                    partnership) since 1979; Managing                       tions); Capital
1944                                                  General Partner, The South Atlantic                     Southwest (financial)
                                                      Venture Funds since 1983; Member of
                                                      the Investment Advisory Council of the
                                                      Florida State Board of Administration
                                                      from 2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Honorable            Trustee          Since 2007      Partner and Head of International       37 Funds        UPS Corporation
Stuart E. Eizenstat                                   Practice, Covington and Burling (law    104 Portfolios  (delivery service)
40 East 52nd Street                                   firm) since 2001; International
New York, NY 10022                                    Advisory Board Member, The Coca-Cola
1943                                                  Company since 2002; Advisory Board
                                                      Member, BT Americas
                                                      (telecommunications) since 2004;
                                                      Member of the Board of Directors,
                                                      Chicago Climate Exchange
                                                      (environmental) since 2006; Member of
                                                      the International Advisory Board GML
                                                      (energy) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot     Trustee          Since 2007      Professor, Harvard University since     37 Funds        None
40 East 52nd Street                                   1992.                                   104 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien      Trustee          Since 2007      Trustee, Woods Hole Oceanographic       37 Funds        Cabot Corporation
40 East 52nd Street                                   Institute since 2003; Formerly          104 Portfolios  (chemicals); LKQ
New York, NY 10022                                    Director, Allmerica Financial                           Corporation (auto
1943                                                  Corporation from 1995 to 2003;                          parts manufactur-
                                                      Formerly Director, ABIOMED from 1989                    ing); TJX Companies,
                                                      to 2006; Formerly Director, Ameresco,                   Inc. (retailer)
                                                      Inc. (energy solutions company) from
                                                      2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------


28            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

                                                                                              Number of
                                                                                              BlackRock-
                     Position(s)      Length of Time                                          Advised Funds
Name, Address        Held with        Served as a     Principal Occupation(s)                 and Portfolios
and Year of Birth    Fund             Trustee(2)      During Past Five Years                  Overseen        Public Directorships
====================================================================================================================================
Non-Interested Trustees(1) (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo  Trustee          Since 2007      Shareholder, Modrall, Sperling, Roehl,  37 Funds        None
40 East 52nd Street                                   Harris & Sisk, P.A. (law firm) since    104 Portfolios
New York, NY 10022                                    1993; Chairman of the Board, Cooper's
1942                                                  Inc. (retail) since 2000; Director of
                                                      ECMC Group (service provider to
                                                      students, schools and lenders) since
                                                      2001; President Elect, The American
                                                      Law Institute (non-profit), 2007;
                                                      Formerly President, American Bar
                                                      Association from 1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid      Trustee          Since 2004      Self-employed consultant since 2001;    37 Funds        None
40 East 52nd Street                                   Director and Secretary, SCB, Inc.       104 Portfolios
New York, NY 10022                                    (holding company) since 1998; Director
1945                                                  and Secretary, SCB Partners, Inc.
                                                      (holding company) since 2000; Formerly
                                                      Director, Covenant House (non-profit)
                                                      from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh       Trustee          Since 2007      Director, National Museum of Wildlife   37 Funds        None
40 East 52nd Street                                   Art since 2007; Director, Ruckleshaus   104 Portfolios
New York, NY 10022                                    Institute and Haub School of Natural
1941                                                  Resources at the University of Wyoming
                                                      since 2006; Director, The American
                                                      Museum of Fly Fishing since 1997;
                                                      Formerly Consultant with Putnam
                                                      Investments from 1993 to 2003;
                                                      Formerly Director, The National
                                                      Audubon Society from 1998 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West      Trustee and      Since 1988      Dean Emeritus, New York University's    37 Funds        Bowne & Co., Inc.
40 East 52nd Street  Member of                        Leonard N. Stern School of Business     104 Portfolios  (financial printers);
New York, NY 10022   the Audit                        Administration since 1995.                              Vornado Realty
1938                 Committee                                                                                Trust (real estate
                                                                                                              company);
                                                                                                              Alexander's Inc.
                                                                                                              (real estate
                                                                                                              company)
                     ---------------------------------------------------------------------------------------------------------------
                     (1)   Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                     (2)   Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                           ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund's board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth A. Froot since 2005;
                           Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo
                           Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            29

                                                                                              Number of
                                                                                              BlackRock-
                     Position(s)      Length of Time                                          Advised Funds
Name, Address        Held with        Served as a     Principal Occupation(s)                 and Portfolios
and Year of Birth    Funds            Trustee         During Past Five Years                  Overseen        Public Directorships
====================================================================================================================================
Interested Trustees(1)
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis     Fund             Since 2007      Managing Director, BlackRock, Inc.      185 Funds       None
40 East 52nd Street  President                        since 2005; Formerly Chief Executive    295 Portfolios
New York, NY 10022   and Trustee                      Officer, State Street Research &
1945                                                  Management Company from 2000 to 2005;
                                                      Formerly Chairman of the Board of
                                                      Trustees, State Street Research Mutual
                                                      Funds from 2000 to 2005; Formerly
                                                      Chairman, SSR Realty from 2000 to
                                                      2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink     Trustee          Since 2007      Chairman and Chief Executive Officer    37 Funds        None
40 East 52nd Street                                   of BlackRock, Inc. since its formation  104 Portfolios
New York, NY 10022                                    in 1998 and of BlackRock, Inc.'s
1952                                                  predecessor entities since 1988 and
                                                      Chairman of the Executive and
                                                      Management Committees; Formerly
                                                      Managing Director, The First Boston
                                                      Corporation, Member of its Management
                                                      Committee, Co-head of its Taxable
                                                      Fixed Income Division and Head of its
                                                      Mortgage and Real Estate Products
                                                      Group; Chairman of the Board of
                                                      several of BlackRock's alternative
                                                      investment vehicles; Director of
                                                      several of BlackRock's offshore funds;
                                                      Member of the Board of Trustees of New
                                                      York University, Chair of the
                                                      Financial Affairs Committee and a
                                                      member of the Executive Committee, the
                                                      Ad Hoc Committee on Board Governance,
                                                      and the Committee on Trustees;
                                                      Co-Chairman of the NYU Hospitals
                                                      Center Board of Trustees, Chairman of
                                                      the Development/Trustee Stewardship
                                                      Committee and Chairman of the Finance
                                                      Committee; Trustee, The Boys' Club of
                                                      New York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay         Trustee          Since 2007      Consultant, BlackRock, Inc. since       184 Funds       None
40 East 52nd Street                                   2007; Formerly Managing Director,       294 Portfolios
New York, NY 10022                                    BlackRock, Inc. from 1989 to 2007;
1947                                                  Formerly Chief Administrative Officer,
                                                      BlackRock Advisors, LLC from 1998 to
                                                      2007; Formerly President of BlackRock
                                                      Funds and BlackRock Bond Allocation
                                                      Target Shares from 2005 to 2007 and
                                                      Treasurer of certain closed-end Funds
                                                      in the BlackRock fund complex from
                                                      1989 to 2006.
                     ---------------------------------------------------------------------------------------------------------------
                     (1)   Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company Act of
                           1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


30            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Officers and Trustees (concluded)

                     Position(s)      Length of
Name, Address        Held with        Time
and Year of Birth    Fund             Served          Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund Officers(1)
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke      Chief Executive  Since 2007      Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street  Officer                          Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management,
New York, NY 10022                                    L.P. ("FAM") in 2006; First Vice President thereof from 1997 to 2005;
1960                                                  Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to
                                                      1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley     Vice President   Since 2007      Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of
40 East 52nd Street                                   BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual Fund
New York, NY 10022                                    Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from
1962                                                  1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews      Chief Financial  Since 2007      Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice
40 East 52nd Street  Officer                          President and Line of Business Head of Fund Accounting and Administration at
New York, NY 10022                                    PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to
1966                                                  2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife          Treasurer        Since 2007      Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                                   Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to 2006; Director
New York, NY 10022                                    of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan    Chief            Since 2007      Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money
40 East 52nd Street  Compliance                       Laundering Officer of the BlackRock-advised Funds since 2007; Managing
New York, NY 10022   Officer of                       Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior
1959                 the Fund                         Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and
                                                      Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC
                                                      Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff       Secretary        Since 2007      Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                   BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                    Asset Management, L.P. from 1993 to 2006.
1965
                     ---------------------------------------------------------------------------------------------------------------
                     (1)   Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                     Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
                     Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian
State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            31

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


32            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            33

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


            BLACKROCK EQUITY DIVIDEND FUND           JULY 31, 2008            35

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Equity Dividend Fund
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10561-7/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Ronald W. Forbes (term ended, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            Fred G. Weiss (term began, effective November 1, 2007)
            Richard R. West

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity
Dividend Fund         $29,100      $29,000           $0            $0           $6,100        $6,100          $1,049         $1,042
-----------------------------------------------------------------------------------------------------------------------------------

(1) The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
(2) The nature of the services include tax compliance, tax advice and tax planning.
(3) The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock Equity Dividend Fund        $294,649           $713,975
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Equity Dividend Fund

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Equity Dividend Fund

Date: September 19, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Equity Dividend Fund

Date: September 19, 2008